Restatement of Previously Issued Financial Statements (Tables)	12 Months Ended
Jun. 30, 2024
Restatement Of Previously Issued Financial Statements
Summary of Error Corrections and Prior Period Adjustments

The impact of the restatements on the line items within the previously reported consolidated Audited consolidated Statement of Financial Position at June 30, 2023 and 2022, included in the Company’s Form F-1 filed with the SEC on April 29, 2024 (the “Original Report”) are reported below.

Statement of Financial Position as of June 30, 2023	As Previously Reported	Adjustment	As Restated
Trade and other receivables	$4,579,879	$(142,626)	$4,437,253
Prepayment of seed purchase	$3,951,896	$(279,199)	$3,672,697
Tax assets	$224,215	$29,545	$253,760
Inventories	$1,143,033	$(122,564)	$1,020,469
Total current assets	$10,319,851	$(514,844)	$9,805,007
Property, plant and equipment	$10,261,910	$280,682	$10,542,592
Right-of-use asset	$-	$1,040,472	$1,040,472
Total non-current assets	$12,934,382	$1,321,154	$14,255,536
Total assets	$23,254,233	$806,310	$24,060,543
Trade and other payables	$6,473,495	$239,273	$6,712,768
Lease liability, current	$-	$82,386	$82,386
Related party loans	$4,585,751	$(1,397,745)	$3,188,006
Total current liabilities (1)	$10,211,821	$271,954	$10,483,775
Lease liability, non-current	$-	$971,752	$971,752
Related party loans	$2,982,499	$(108,570)	$2,873,929
Total non-current liabilities	$5,061,069	$863,182	$5,924,251
Total liabilities	$15,272,890	$1,135,136	$16,408,026
Retained earnings	$4,051,390	$(339,057)	$3,712,333
Total equity attributable to equity holders of the Company	$6,633,877	$(339,057)	$6,294,820
Non-controlling interest	$1,347,466	$10,231	$1,357,697

(1)	Includes the correction of a footing error of $1,348,040

Statement of Financial Position as of June 30, 2022	As Previously Reported	Adjustment	As Restated
Accounts receivable	$3,717,696	$(77,938)	$3,639,758
Other assets	$1,373,489	$(294,733)	$1,078,756
Retained earnings attributable to members of the parent entity	$2,541,200	$(372,671)	$2,168,529

The impact of the restatements on the line items within the previously reported Audited Consolidated Statement of Profit or Loss and Other Comprehensive Income for the year ended June 30, 2023 and 2022, previously filed in the Original Report is as follows:

Statement of Profit or Loss and Other Comprehensive Income (Loss) for the year ended June 30, 2023	As Previously Reported	Adjustment	As Restated
Cost of goods sold (2)	$20,498,069	$3,564,534	$24,062,603
Gross profit	$8,551,276	$(3,564,534)	$4,986,742
General and administrative expenses (3)	$3,331,864	$(864,432)	$2,467,432
Finance expenses	$552,076	$60,659	$612,735
Occupancy costs (1)	$40,890	$(40,890)	$-
Employee benefits expense (1)	$2,302,641	$(2,302,641)	$-
Depreciation (1)	$461,074	$(461,074)	$-
Profit before income tax	$1,911,004	$43,844	$1,954,848
Profit from continuing operations	$1,801,126	$43,844	$1,844,970
Profit attributable to:
Members of the parent entity	$1,399,080	$33,613	$1,432,693
Non-controlling interest	$402,046	$10,231	$412,277

(1)	Certain prior year amounts have been reclassified to conform to the presentation in the current period. These reclassifications had no effect on the reported results of operations.
(2)	Includes $436,629 of depreciation, $40,890 of occupancy costs, and $2,154,793 of employee benefits expense reclassified to conform to the presentation in the current period.
(3)	Includes $24,445 of depreciation and $147,848 of employee benefits expense reclassified to conform to the presentation in the current period.

Statement of Profit or Loss and Other Comprehensive Income (Loss) for the year ended June 30, 2022	As Previously Reported	Adjustment	As Restated
Cost of goods sold	$18,797,541	$294,733	$19,092,274
Administrative expenses	$1,139,999	$77,938	$1,217,937

The impact of the restatements on the line items within the previously reported Audited Consolidated Statements of Changes in Equity for the year ended June 30, 2023, previously filed in the Original Report is as follows:

Statement of Changes in Equity for the year ended June 30, 2023	As Previously Reported	Adjustment	As Restated
Retained earnings, balance at 1 July 2022	$2,652,310	$(372,670)	$2,279,640
Profit attributable to members of the parent entity, retained earnings	$1,399,080	$33,613	$1,432,693
Retained earnings, balance at 30 June 2023	$4,051,390	$(339,057)	$3,712,333
Non-controlling interests	$402,046	$10,231	$412,277
Non-controlling interests, balance at 30 June 2023	$1,347,466	$10,231	$1,357,697
Total equity, balance at 1 July 2022	$6,180,217	$372,670	$6,552,887
Profit attributable to members of the parent entity, total equity	$1,801,126	$43,844	$1,844,970
Total equity, balance at 30 June 2023	$7,981,343	$(328,826)	$7,652,517